EQUITY - Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Net income for the year	R$ 5,547,948	R$ 5,029,389	R$ 4,085,013
Weighted average number of outstanding shares for the year	1,643,132	1,658,604	1,670,851
Basic earnings per common share (in R$)	R$ 3.38	R$ 3.03	R$ 2.44
Basic and diluted earnings per common share (in R$)	R$ 3.38	R$ 3.03	R$ 2.44